Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000221900
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-RAE PLUS Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$58	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[1]
AssetsNet	$ 1,983,819,000
Holdings Count | Holding	2,078
Advisory Fees Paid, Amount	$ 6,951,000
InvestmentCompanyPortfolioTurnover	410.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,983,819
# of Portfolio Holdings	2,078
Portfolio Turnover Rate	410%
Total Net Advisory Fees Paid During the Reporting Period	$6,951
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	101.5%
Asset-Backed Securities	30.8%
Sovereign Issues	12.2%
U.S. Treasury Obligations	9.6%
Non-Agency Mortgage-Backed Securities	9.2%
Corporate Bonds & Notes	6.6%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	21.6%
Affiliated Investments	0.5%
Financial Derivative Instruments	2.8%
Other Assets and Liabilities, Net	(95.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000221899
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-Real Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$210	4.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	4.11%	[2]
AssetsNet	$ 1,765,167,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 4,532,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,765,167
# of Portfolio Holdings	987
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$4,532
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
Real Estate Investment Trusts	31.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	9.1%
Commodities	6.5%
Sovereign Issues	5.5%
Corporate Bonds & Notes	1.1%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(89.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000237352
Shareholder Report [Line Items]
Fund Name	PIMCO All Authority: Multi-RAE PLUS Fund
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$57	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.03%	[3]
AssetsNet	$ 195,936,000
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 608,000
InvestmentCompanyPortfolioTurnover	412.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,936
# of Portfolio Holdings	859
Portfolio Turnover Rate	412%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	84.9%
Non-Agency Mortgage-Backed Securities	18.1%
Asset-Backed Securities	17.5%
Sovereign Issues	10.9%
Corporate Bonds & Notes	5.6%
U.S. Treasury Obligations	2.7%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.7%
Affiliated Investments	4.1%
Financial Derivative Instruments	2.5%
Other Assets and Liabilities, Net	(71.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027272
Shareholder Report [Line Items]
Fund Name	PIMCO ABS and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
AssetsNet	$ 8,311,006,000
Holdings Count | Holding	2,193
Advisory Fees Paid, Amount	$ 778,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,311,006
# of Portfolio Holdings	2,193
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$778
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	58.6%
Non-Agency Mortgage-Backed Securities	20.6%
U.S. Treasury Obligations	1.1%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	13.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(55.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026600
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[5]
AssetsNet	$ 260,178,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 244,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080406
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[6]
AssetsNet	$ 260,178,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 244,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026598
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[7]
AssetsNet	$ 260,178,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 244,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064146
Shareholder Report [Line Items]
Fund Name	PIMCO California Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[8]
AssetsNet	$ 260,178,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 244,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114198
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class A
Trading Symbol	PCTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[9]
AssetsNet	$ 448,096,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114199
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Class C
Trading Symbol	PCTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[10]
AssetsNet	$ 448,096,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114194
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[11]
AssetsNet	$ 448,096,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114195
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Bond Fund
Class Name	I-2
Trading Symbol	PCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[12]
AssetsNet	$ 448,096,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035573
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[13]
AssetsNet	$ 201,897,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 155,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000035571
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[14]
AssetsNet	$ 201,897,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 155,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064166
Shareholder Report [Line Items]
Fund Name	PIMCO California Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PCDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[15]
AssetsNet	$ 201,897,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 155,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088650
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	PCLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[16]
AssetsNet	$ 4,763,867,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 11,123,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088651
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	PCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%	[17]
AssetsNet	$ 4,763,867,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 11,123,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200462
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-3
Trading Symbol	PCLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[18]
AssetsNet	$ 4,763,867,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 11,123,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088655
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Institutional Class
Trading Symbol	PCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[19]
AssetsNet	$ 4,763,867,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 11,123,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088654
Shareholder Report [Line Items]
Fund Name	PIMCO CommoditiesPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	I-2
Trading Symbol	PCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 4,763,867,000
Holdings Count | Holding	953
Advisory Fees Paid, Amount	$ 11,123,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026652
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class A
Trading Symbol	PCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[21]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026651
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Administrative Class
Trading Symbol	PCRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[22]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026654
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class C
Trading Symbol	PCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.06%	[23]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200453
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-3
Trading Symbol	PCRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[24]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026650
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional Class
Trading Symbol	PCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[25]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064156
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	I-2
Trading Symbol	PCRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[26]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000088664
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn Strategy Fund<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class R
Trading Symbol	PCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$79	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%	[27]
AssetsNet	$ 3,423,824,000
Holdings Count | Holding	1,066
Advisory Fees Paid, Amount	$ 8,618,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027276
Shareholder Report [Line Items]
Fund Name	PIMCO EM Bond and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[28]
AssetsNet	$ 455,954,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 42,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$455,954
# of Portfolio Holdings	478
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$42
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Peru	13.3%
South Africa	12.5%
Mexico	10.3%
Saudi Arabia	8.8%
Colombia	5.5%
Luxembourg	4.9%
United States	4.8%
Romania	4.6%
Serbia	4.3%
Brazil	3.2%
Other Countries	18.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075263
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class A
Trading Symbol	AMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[29]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072053
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	PGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[30]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000075264
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class C
Trading Symbol	AMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[31]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000169180
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	PGYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[32]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072055
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	Class M
Trading Symbol	PGFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[33]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000072056
Shareholder Report [Line Items]
Fund Name	PIMCO Government Money Market Fund
Class Name	I-2
Trading Symbol	PGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[34]
AssetsNet	$ 5,090,614,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,584,000
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027278
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[35]
AssetsNet	$ 144,979,000
Holdings Count | Holding	621
Advisory Fees Paid, Amount	$ 14,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$144,979
# of Portfolio Holdings	621
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$14
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.1%
Loan Participations and Assignments	7.6%
U.S. Treasury Obligations	3.8%
Common Stocks	3.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	1.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000034728
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	PYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[36]
AssetsNet	$ 5,763,472,000
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 8,175,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000041556
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	PYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[37]
AssetsNet	$ 5,763,472,000
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 8,175,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203307
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-3
Trading Symbol	PYMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[38]
AssetsNet	$ 5,763,472,000
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 8,175,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000034730
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[39]
AssetsNet	$ 5,763,472,000
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 8,175,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064163
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Municipal Bond Fund
Class Name	I-2
Trading Symbol	PYMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[40]
AssetsNet	$ 5,763,472,000
Holdings Count | Holding	944
Advisory Fees Paid, Amount	$ 8,175,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103229
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Class A
Trading Symbol	PZRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.62%	[41]
AssetsNet	$ 2,023,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 3,379,000
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000237486
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-3
Trading Symbol	PFRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$121	2.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.33%	[42]
AssetsNet	$ 2,023,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 3,379,000
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103232
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	Institutional Class
Trading Symbol	PIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	2.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.18%	[43]
AssetsNet	$ 2,023,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 3,379,000
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000103233
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Response Multi-Asset Fund
Class Name	I-2
Trading Symbol	PPRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$118	2.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.28%	[44]
AssetsNet	$ 2,023,000,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 3,379,000
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027279
Shareholder Report [Line Items]
Fund Name	PIMCO International Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
AssetsNet	$ 528,293,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 51,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$528,293
# of Portfolio Holdings	252
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$51
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	17.1%
Canada	12.6%
Supranational	7.3%
United Kingdom	6.9%
Australia	3.5%
United States	2.3%
Short-Term Instruments	11.2%
Affiliated Investments	35.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	4.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027280
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Credit Bond Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[46]
AssetsNet	$ 2,472,045,000
Holdings Count | Holding	792
Advisory Fees Paid, Amount	$ 240,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,472,045
# of Portfolio Holdings	792
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$240
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	84.6%
U.S. Government Agencies	9.4%
Preferred Securities	4.8%
Sovereign Issues	1.8%
Non-Agency Mortgage-Backed Securities	1.5%
Asset-Backed Securities	1.0%
Municipal Bonds & Notes	0.8%
Convertible Preferred Securities	0.7%
U.S. Treasury Obligations	0.6%
Loan Participations and Assignments	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	3.6%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(9.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000071766
Shareholder Report [Line Items]
Fund Name	PIMCO Long Duration Credit Bond Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[47]
AssetsNet	$ 27,209,220,000
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 2,597,000
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$27,209,220
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$2,597
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	22.5%
U.S. Government Agencies	14.9%
Sovereign Issues	3.7%
Preferred Securities	2.7%
Municipal Bonds & Notes	2.2%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.3%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026605
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	2.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.14%	[48]
AssetsNet	$ 364,178,000
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 457,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$364,178
# of Portfolio Holdings	531
Portfolio Turnover Rate	64%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	7.3%
Sovereign Issues	6.2%
Non-Agency Mortgage-Backed Securities	3.0%
Corporate Bonds & Notes	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000096286
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Real Return Fund
Class Name	I-2
Trading Symbol	PRTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$112	2.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.24%	[49]
AssetsNet	$ 364,178,000
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 457,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$364,178
# of Portfolio Holdings	531
Portfolio Turnover Rate	64%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	7.3%
Sovereign Issues	6.2%
Non-Agency Mortgage-Backed Securities	3.0%
Corporate Bonds & Notes	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026584
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	Institutional Class
Trading Symbol	PLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[50]
AssetsNet	$ 339,531,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 393,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$339,531
# of Portfolio Holdings	424
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.2%
Corporate Bonds & Notes	13.6%
U.S. Treasury Obligations	13.0%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	0.7%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	56.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(27.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000066770
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration ESG Fund
Class Name	I-2
Trading Symbol	PLUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[51]
AssetsNet	$ 339,531,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 393,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$339,531
# of Portfolio Holdings	424
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.2%
Corporate Bonds & Notes	13.6%
U.S. Treasury Obligations	13.0%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	0.7%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	56.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(27.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026577
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class A
Trading Symbol	PTLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[52]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026576
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Administrative Class
Trading Symbol	PLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[53]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026579
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C
Trading Symbol	PTLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[54]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222833
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class C-2
Trading Symbol	PLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$66	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[55]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200445
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-3
Trading Symbol	PTLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[56]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026575
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Institutional Class
Trading Symbol	PTLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[57]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064143
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	I-2
Trading Symbol	PLDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[58]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026581
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund
Class Name	Class R
Trading Symbol	PLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[59]
AssetsNet	$ 5,852,766,000
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 8,048,000
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026583
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Administrative Class
Trading Symbol	PDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[60]
AssetsNet	$ 287,386,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 343,000
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$287,386
# of Portfolio Holdings	323
Portfolio Turnover Rate	203%
Total Net Advisory Fees Paid During the Reporting Period	$343
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.0%
U.S. Treasury Obligations	16.1%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	6.4%
Asset-Backed Securities	2.9%
Short-Term Instruments	41.8%
Affiliated Investments	15.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(30.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026582
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Fund II
Class Name	Institutional Class
Trading Symbol	PLDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[61]
AssetsNet	$ 287,386,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 343,000
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$287,386
# of Portfolio Holdings	323
Portfolio Turnover Rate	203%
Total Net Advisory Fees Paid During the Reporting Period	$343
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.0%
U.S. Treasury Obligations	16.1%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	6.4%
Asset-Backed Securities	2.9%
Short-Term Instruments	41.8%
Affiliated Investments	15.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(30.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000106507
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[62]
AssetsNet	$ 2,358,865,000
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 231,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,358,865
# of Portfolio Holdings	468
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$231
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	37.1%
Corporate Bonds & Notes	22.6%
U.S. Government Agencies	16.7%
Asset-Backed Securities	11.9%
Non-Agency Mortgage-Backed Securities	5.9%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(9.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000106508
Shareholder Report [Line Items]
Fund Name	PIMCO Moderate Duration Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[63]
AssetsNet	$ 3,652,745,000
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 357,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,652,745
# of Portfolio Holdings	746
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$357
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.9%
Corporate Bonds & Notes	22.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.5%
Non-Agency Mortgage-Backed Securities	6.0%
Municipal Bonds & Notes	2.5%
Other Investments	0.1%
Short-Term Instruments	23.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(24.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027281
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[64]
AssetsNet	$ 1,167,871,000
Holdings Count | Holding	2,473
Advisory Fees Paid, Amount	$ 110,000
InvestmentCompanyPortfolioTurnover	654.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,871
# of Portfolio Holdings	2,473
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	292.0%
U.S. Treasury Obligations	17.5%
Non-Agency Mortgage-Backed Securities	7.4%
Asset-Backed Securities	5.8%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(225.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026594
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[65]
AssetsNet	$ 4,240,179,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,029,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026596
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[66]
AssetsNet	$ 4,240,179,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,029,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203303
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-3
Trading Symbol	PMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[67]
AssetsNet	$ 4,240,179,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,029,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026592
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[68]
AssetsNet	$ 4,240,179,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,029,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064145
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[69]
AssetsNet	$ 4,240,179,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,029,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027282
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[70]
AssetsNet	$ 100,377,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 10,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,377
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$10
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.6%
Port, Airport & Marina Revenue	14.5%
Ad Valorem Property Tax	10.0%
College & University Revenue	9.2%
Highway Revenue Tolls	7.1%
Income Tax Revenue	6.3%
Appropriations	5.8%
Electric Power & Light Revenue	4.7%
Water Revenue	3.4%
Hotel Occupancy Tax	3.3%
Natural Gas Revenue	3.1%
Sales Tax Revenue	2.3%
Other Investments	13.1%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114203
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	PMNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[71]
AssetsNet	$ 1,148,217,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 1,135,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114204
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Class C
Trading Symbol	PMNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[72]
AssetsNet	$ 1,148,217,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 1,135,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114206
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[73]
AssetsNet	$ 1,148,217,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 1,135,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114207
Shareholder Report [Line Items]
Fund Name	PIMCO National Intermediate Municipal Bond Fund
Class Name	I-2
Trading Symbol	PMNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[74]
AssetsNet	$ 1,148,217,000
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 1,135,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026603
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	PNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[75]
AssetsNet	$ 894,409,000
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000080407
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Class C
Trading Symbol	PBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[76]
AssetsNet	$ 894,409,000
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203304
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-3
Trading Symbol	PNYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[77]
AssetsNet	$ 894,409,000
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026602
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[78]
AssetsNet	$ 894,409,000
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064147
Shareholder Report [Line Items]
Fund Name	PIMCO New York Municipal Bond Fund
Class Name	I-2
Trading Symbol	PNYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[79]
AssetsNet	$ 894,409,000
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227285
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – AM
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[80]
AssetsNet	$ 53,125,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	501.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$53,125
# of Portfolio Holdings	136
Portfolio Turnover Rate	501%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	167.7%
Non-Agency Mortgage-Backed Securities	13.4%
Short-Term Instruments	0.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(87.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227289
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – H
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[81]
AssetsNet	$ 97,144,000
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$97,144
# of Portfolio Holdings	490
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.9%
U.S. Treasury Obligations	3.6%
Loan Participations and Assignments	3.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000227290
Shareholder Report [Line Items]
Fund Name	PIMCO Sector Fund Series – I
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[82]
AssetsNet	$ 3,069,616,000
Holdings Count | Holding	1,386
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,069,616
# of Portfolio Holdings	1,386
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.6%
U.S. Treasury Obligations	34.2%
U.S. Government Agencies	7.2%
Asset-Backed Securities	4.5%
Sovereign Issues	1.8%
Preferred Securities	1.6%
Non-Agency Mortgage-Backed Securities	0.7%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026608
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class A
Trading Symbol	PRTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[83]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026607
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Administrative Class
Trading Symbol	PARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[84]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026610
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class C
Trading Symbol	PRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[85]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200446
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-3
Trading Symbol	PRNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[86]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026606
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Institutional Class
Trading Symbol	PRRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[87]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064148
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	I-2
Trading Symbol	PRLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[88]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026612
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Fund
Class Name	Class R
Trading Symbol	PRRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[89]
AssetsNet	$ 7,758,043,000
Holdings Count | Holding	1,155
Advisory Fees Paid, Amount	$ 9,514,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027283
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$185	3.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	3.64%	[90]
AssetsNet	$ 472,454,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 45,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,454
# of Portfolio Holdings	82
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$45
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	178.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(78.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026614
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class A
Trading Symbol	PETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	4.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	4.72%	[91]
AssetsNet	$ 519,361,000
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 1,254,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026616
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Class C
Trading Symbol	PETCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$278	5.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	5.47%	[92]
AssetsNet	$ 519,361,000
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 1,254,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200447
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-3
Trading Symbol	PNRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$228	4.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	4.47%	[93]
AssetsNet	$ 519,361,000
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 1,254,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026613
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	Institutional Class
Trading Symbol	PRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$221	4.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	4.32%	[94]
AssetsNet	$ 519,361,000
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 1,254,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064149
Shareholder Report [Line Items]
Fund Name	PIMCO RealEstateRealReturn Strategy Fund
Class Name	I-2
Trading Symbol	PETPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$226	4.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	4.42%	[95]
AssetsNet	$ 519,361,000
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 1,254,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114212
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class A
Trading Symbol	PAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[96]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114210
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Administrative Class
Trading Symbol	PAIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[97]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200464
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-3
Trading Symbol	PANDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[98]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114208
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Institutional Class
Trading Symbol	PAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[99]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000166287
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	Class M
Trading Symbol	PAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[100]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000114209
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Investment Fund
Class Name	I-2
Trading Symbol	PAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[101]
AssetsNet	$ 2,202,088,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,952,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000187474
Shareholder Report [Line Items]
Fund Name	PIMCO Short Asset Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[102]
AssetsNet	$ 6,247,973,000
Holdings Count | Holding	765
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,247,973
# of Portfolio Holdings	765
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	51.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	17.2%
Non-Agency Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	1.9%
Sovereign Issues	0.6%
Short-Term Instruments	6.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026620
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class A
Trading Symbol	PSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[103]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026621
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C
Trading Symbol	PSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[104]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000222834
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Class C-2
Trading Symbol	PCCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$62	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[105]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000203305
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-3
Trading Symbol	PSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[106]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026618
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	PSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[107]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064150
Shareholder Report [Line Items]
Fund Name	PIMCO Short Duration Municipal Income Fund
Class Name	I-2
Trading Symbol	PSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[108]
AssetsNet	$ 503,300,000
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 421,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000076734
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio II
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[109]
AssetsNet	$ 10,514,021,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 1,042,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,514,021
# of Portfolio Holdings	225
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$1,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	9.6%
Sovereign Issues	1.1%
U.S. Government Agencies	1.1%
U.S. Treasury Obligations	0.8%
Asset-Backed Securities	0.3%
Short-Term Instruments	98.8%
Other Assets and Liabilities, Net	(11.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000113894
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Floating NAV Portfolio III
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[110]
AssetsNet	$ 33,864,074,000
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,864,074
# of Portfolio Holdings	388
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	7.9%
U.S. Treasury Obligations	6.5%
U.S. Government Agencies	1.1%
Sovereign Issues	0.9%
Asset-Backed Securities	0.2%
Short-Term Instruments	91.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(7.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026625
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class A
Trading Symbol	PSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[111]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026624
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Administrative Class
Trading Symbol	PSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[112]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026627
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class C
Trading Symbol	PFTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[113]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200448
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-3
Trading Symbol	PTSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[114]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026623
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Institutional Class
Trading Symbol	PTSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[115]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064151
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	I-2
Trading Symbol	PTSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[116]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026629
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Fund
Class Name	Class R
Trading Symbol	PTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[117]
AssetsNet	$ 9,508,456,000
Holdings Count | Holding	1,228
Advisory Fees Paid, Amount	$ 12,049,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027273
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[118]
AssetsNet	$ 179,154,000
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	329.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$179,154
# of Portfolio Holdings	763
Portfolio Turnover Rate	329%
Total Net Advisory Fees Paid During the Reporting Period	$18
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	65.7%
Asset-Backed Securities	45.6%
Non-Agency Mortgage-Backed Securities	31.5%
U.S. Treasury Obligations	4.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	7.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(54.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000027275
Shareholder Report [Line Items]
Fund Name	PIMCO U.S. Government and Short-Term Investments Portfolio
Trading Symbol
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/PAPS
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[119]
AssetsNet	$ 1,212,856,000
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 114,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,212,856
# of Portfolio Holdings	236
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	88.7%
Asset-Backed Securities	3.2%
Non-Agency Mortgage-Backed Securities	3.1%
U.S. Government Agencies	0.5%
Short-Term Instruments	0.1%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

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